CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income (loss)	$ (30,155,000)	$ (27,158,000)	$ (495,175,000)	$ (64,613,000)	$ 290,726,000
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of discount and net origination fees on loans receivable and debt securities	(5,426,000)	(7,995,000)	(23,194,000)	(55,059,000)	(27,038,000)
Accretion in excess of cash receipts on purchased credit-impaired loan			0	0	(8,515,000)
Paid-in-kind interest added to loan principal, net of interest received	(9,780,000)	(6,486,000)	(38,408,000)	(25,152,000)	(29,844,000)
Straight-line rents	(5,529,000)	(7,753,000)	(29,330,000)	(32,664,000)	(12,617,000)
Amortization of above- and below-market lease values, net	(3,643,000)	(1,925,000)	(6,862,000)	(15,319,000)	2,045,000
Amortization of deferred financing costs and debt discount and premium	19,594,000	22,802,000	89,639,000	83,719,000	28,936,000
Equity method earnings	(38,487,000)	(32,265,000)	(10,560,000)	(285,151,000)	(99,375,000)
Distributions of income from equity method investments	26,923,000	23,307,000	79,995,000	72,197,000	79,361,000
Provision for loan loss	3,611,000	5,375,000	43,034,000	19,741,000	35,005,000
Allowance for doubtful accounts	4,389,000	1,305,000	26,860,000	14,602,000	3,314,000
Impairment of real estate and intangibles	25,622,000	153,398,000	588,223,000	104,360,000	11,717,000
Goodwill impairment	0		0	316,000,000	0
Depreciation and amortization	150,797,000	144,705,000	572,406,000	617,779,000	171,682,000
Equity-based compensation	6,663,000	12,169,000	41,876,000	154,429,000	13,638,000
Change in fair value of contingent consideration—Internalization	0	(10,480,000)	(1,730,000)	(20,600,000)	(11,740,000)
Receipts (payments) of cash collateral on derivative	(31,054,000)	1,897,000
Gain on sales of real estate, net	(52,301,000)	(18,444,000)	(167,231,000)	(135,262,000)	(73,616,000)
Deferred income tax benefit			(69,430,000)	(138,459,000)	(7,618,000)
Other (gain) loss, net	49,077,000	(63,976,000)	(49,976,000)	45,360,000	0
Increase in other assets and due from affiliates	(3,584,000)	(18,742,000)	(40,123,000)	(66,287,000)	2,053,000
Decrease in accrued and other liabilities and due to affiliates	(37,205,000)	(29,197,000)	(470,000)	(11,169,000)	45,365,000
Other adjustments, net	(2,036,000)	880,000	(2,579,000)	4,094,000	(8,307,000)
Net cash provided by operating activities	66,636,000	99,952,000	506,965,000	582,546,000	405,172,000
Cash Flows from Investing Activities
Contributions to investments in unconsolidated ventures			(548,163,000)	(522,935,000)	(226,665,000)
Return of capital from equity method investments	18,310,000	159,929,000	433,144,000	225,477,000	113,491,000
Acquisition of loans receivable and securities			(104,247,000)	(590,536,000)	(199,638,000)
Acquisition of loans receivable and debt securities	(451,000)	(68,007,000)
Cash and restricted cash assumed in Merger, net of payments for merger-related liabilities (Note 3)			0	132,377,000	0
Net disbursements on originated loans	(21,892,000)	(11,573,000)	(317,952,000)	(392,790,000)	(385,702,000)
Repayments of loans receivable	89,199,000	40,085,000	143,360,000	831,074,000	732,393,000
Proceeds from sales of loans receivable and securities	13,373,000	90,877,000	225,607,000	117,540,000	220,900,000
Cash receipts in excess of accretion on purchased credit-impaired loans	8,607,000	21,463,000	159,229,000	357,423,000	140,057,000
Acquisition of and additions to real estate, related intangibles and leasing commissions	(1,267,762,000)	(236,392,000)	(1,349,467,000)	(1,325,122,000)	(501,221,000)
Proceeds from sales of real estate	294,667,000	112,562,000	864,347,000	1,607,806,000	390,943,000
Proceeds from paydown and maturity of securities	3,338,000	16,709,000	43,625,000	112,939,000	0
Cash and restricted cash contributed to Colony Credit (Note 4)	0	(141,153,000)	(141,153,000)	0	0
Proceeds from sale of investments in unconsolidated ventures (Notes 7 and 22)	19,505,000	4,340,000	231,040,000	553,327,000	0
Proceeds from sale of equity interests in securitization trusts, net of cash and restricted cash deconsolidated (Note 15)			142,270,000	0	0
Proceeds from syndication of investment, net of cash and restricted cash deconsolidated			0	156,897,000	0
Proceeds from sale of Townsend, net of cash assumed by buyer (Note 17)			0	454,579,000	0
Acquisition of CPI, net of cash and restricted cash acquired (Note 3)			0	(23,111,000)	0
Payment of cash collateral on derivatives	0	10,900,000
Acquisition of THL Hotel Portfolio, net of cash and restricted cash acquired (Note 3)			0	(8,976,000)	0
Investment deposits	(14,294,000)	(2,383,000)	(34,314,000)	(480,000)	(67,693,000)
Receipt (return) of borrower escrow deposits			0	(20,237,000)	(34,260,000)
Net (payments) receipts on settlement of derivative instruments	19,608,000	(18,811,000)	(15,954,000)	(11,800,000)	34,471,000
Other investing activities, net	14,176,000	(582,000)	415,000	12,935,000	(1,619,000)
Net cash provided by (used in) investing activities	(924,951,000)	(140,242,000)	(268,213,000)	1,666,387,000	215,457,000
Payments to Acquire Businesses and Interest in Affiliates	101,335,000	96,406,000
Cash Flows from Financing Activities
Proceeds from issuance of preferred stock, net			0	638,100,000	0
Dividends paid to preferred stockholders	(27,137,000)	(32,821,000)	(120,702,000)	(130,182,000)	(48,372,000)
Dividends paid to common stockholders	(53,426,000)	(146,700,000)	(310,519,000)	(482,156,000)	(181,172,000)
Repurchase of common stock	(10,734,000)	(210,274,000)	(343,143,000)	(300,177,000)	0
Borrowings from corporate credit facility	0	233,000,000	685,000,000	1,041,000,000	694,000,000
Repayment of borrowings from corporate credit facility	0	(183,000,000)	(735,000,000)	(1,413,600,000)	(586,400,000)
Borrowings from secured debt	1,169,777,000	90,550,000	1,791,021,000	4,573,099,000	1,072,556,000
Repayments of secured debt	(498,259,000)	(139,471,000)	(1,985,990,000)	(4,733,640,000)	(1,601,423,000)
Payment of deferred financing costs	(16,700,000)	(5,112,000)	(28,630,000)	(96,069,000)	(22,464,000)
Contributions from noncontrolling interests	247,033,000	108,270,000	1,019,888,000	1,173,432,000	819,033,000
Distributions to and redemptions of noncontrolling interests	(129,734,000)	(101,426,000)	(518,864,000)	(970,615,000)	(627,629,000)
Redemption of preferred stock			(200,000,000)	(635,785,000)	(19,998,000)
Reissuance of preferred stock to an equity method investee			0	0	19,998,000
Shares canceled for tax withholdings on vested stock awards	(3,007,000)	(31,752,000)	(34,203,000)	(5,837,000)	(2,860,000)
Redemption of OP Units for cash			(4,830,000)	(5,085,000)	(2,557,000)
Acquisition of noncontrolling interests			0	0	(3,963,000)
Repurchase of exchangeable senior notes			0	(15,455,000)	0
Other financing activities, net	(1,138,000)	0	(2,432,000)	(1,411,000)	0
Net cash provided by (used in) financing activities	676,675,000	(418,736,000)	(788,404,000)	(1,364,381,000)	(491,251,000)
Effect of exchange rates on cash, cash equivalents and restricted cash	(1,196,000)	4,832,000	(11,538,000)	11,482,000	(4,554,000)
Net increase (decrease) in cash, cash equivalents and restricted cash	(182,836,000)	(454,194,000)	(561,190,000)	896,034,000	124,824,000
Cash, cash equivalents and restricted cash, beginning of period	832,730,000	1,393,920,000	1,393,920,000	497,886,000	373,062,000
Cash, cash equivalents and restricted cash, end of period	649,894,000	939,726,000	832,730,000	1,393,920,000	497,886,000
Reconciliation of cash, cash equivalents, and restricted cash to consolidated balance sheets
Cash and cash equivalents	461,912,000	921,822,000	921,822,000	376,005,000	185,854,000
Restricted cash	364,605,000	466,912,000	466,912,000	98,461,000	167,151,000
Cash and restricted cash included in assets held for sale	6,213,000	5,186,000	5,186,000	23,420,000	20,057,000
Cash, cash equivalents and restricted cash, beginning of period	832,730,000	1,393,920,000	1,393,920,000	497,886,000	373,062,000
Cash and cash equivalents	321,199,000	484,827,000	461,912,000	921,822,000	376,005,000
Restricted cash	323,503,000	450,214,000	364,605,000	466,912,000	98,461,000
Cash and restricted cash included in assets held for sale	5,192,000	4,685,000	6,213,000	5,186,000	23,420,000
Cash, cash equivalents and restricted cash, end of period	$ 649,894,000	$ 939,726,000	$ 832,730,000	$ 1,393,920,000	$ 497,886,000